Management Option Plan (Details 2) - Vested Option [Member] - shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Options vested at Beginning	1,337,500	1,367,500	1,362,500
Vested	0	0	5,000
Forfeited	(25,000)	(30,000)	0
Options vested at Ending	1,312,500	1,337,500	1,367,500